LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2019
LAND USE RIGHT, NET
Schedule of Land Use Right

	December 31
	2018	2019
	RMB’000	RMB’000	US$’000

Land use right	34,057	34,057	4,892
Less: accumulated amortization	(1,885)	(2,591)	(372)

	32,172	31,466	4,520